UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	General Partner [Member]	Limited Partner [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 4,299	$ 723,720	$ 728,019
Beginning balance, units at Dec. 31, 2019	230,524	10,987,679
Cash distribution paid (Note 16)	$ (69)	$ (3,296)	(3,365)
Stock based compensation (see Note 9)	0	245	245
Net loss	(213)	(10,511)	(10,724)
Ending balance, value at Mar. 31, 2020	$ 4,017	$ 710,158	714,175
Ending balance, units at Mar. 31, 2020	230,524	10,987,679
Beginning balance, value at Dec. 31, 2019	$ 4,299	$ 723,720	728,019
Beginning balance, units at Dec. 31, 2019	230,524	10,987,679
Ending balance, value at Dec. 31, 2020	$ 2,817	$ 652,013	654,830
Ending balance, units at Dec. 31, 2020	237,822	11,345,187
Beginning balance, value at Mar. 31, 2020	$ 4,017	$ 710,158	714,175
Beginning balance, units at Mar. 31, 2020	230,524	10,987,679
Cash distribution paid (Note 16)	$ (69)	$ (3,297)	(3,366)
Stock based compensation (see Note 9)	0	238	238
Net loss	(293)	(14,348)	(14,641)
Ending balance, value at Jun. 30, 2020	$ 3,655	$ 692,751	696,406
Ending balance, units at Jun. 30, 2020	230,524	10,987,679
Beginning balance, value at Dec. 31, 2020	$ 2,817	$ 652,013	654,830
Beginning balance, units at Dec. 31, 2020	237,822	11,345,187
Cash distribution paid (Note 16)	$ (12)	$ (567)	(579)
Proceeds from public offering and issuance of units, net of offering costs (see Note 9)	$ 203	$ 9,705	9,908
Proceeds from public offering and issuance of units, net of offering costs (see Note 9) - units	8,142	398,934
Units issued for the acquisition of Navios Containers, net of expenses (see Note 9)	$ 3,911	$ 191,624	195,535
Units issued for the acquisition of Navios Containers, net of expenses (see Note 9) - units	165,989	8,133,452
Stock based compensation (see Note 9)	$ 0	$ 118	118
Net loss	2,733	133,946	136,679
Ending balance, value at Mar. 31, 2021	$ 9,652	$ 986,839	996,491
Ending balance, units at Mar. 31, 2021	411,953	19,877,573
Beginning balance, value at Dec. 31, 2020	$ 2,817	$ 652,013	654,830
Beginning balance, units at Dec. 31, 2020	237,822	11,345,187
Ending balance, value at Jun. 30, 2021	$ 15,046	$ 1,246,997	1,262,043
Ending balance, units at Jun. 30, 2021	531,995	25,759,634
Beginning balance, value at Mar. 31, 2021	$ 9,652	$ 986,839	996,491
Beginning balance, units at Mar. 31, 2021	411,953	19,877,573
Cash distribution paid (Note 16)	$ (22)	$ (1,105)	(1,127)
Proceeds from public offering and issuance of units, net of offering costs (see Note 9)	$ 3,417	$ 163,233	166,650
Proceeds from public offering and issuance of units, net of offering costs (see Note 9) - units	120,042	5,882,061
Stock based compensation (see Note 9)	$ 0	$ 116	116
Net loss	1,999	97,914	99,913
Ending balance, value at Jun. 30, 2021	$ 15,046	$ 1,246,997	$ 1,262,043
Ending balance, units at Jun. 30, 2021	531,995	25,759,634